Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 19,749	$ 17,952
Non-interest income	26,253	24,624
Total revenue	46,002	42,576
Provision for credit losses	1,864	1,307
Insurance policyholder benefits, claims and acquisition expense	4,085	2,676
Non-interest expense	24,139	22,833
Net income (loss) before income taxes	15,914	15,760
Income taxes (recoveries)	3,043	3,329
Net income	12,871	12,431
Non-interest expense includes:
Depreciation and amortization	1,824	1,646
Impairment of other intangibles	110	6
Total assets	1,428,935	1,334,734
Total assets include:
Additions to premises and equipment and intangibles	2,271	1,963
Total liabilities	1,345,310	1,254,779
Canada [member]
Disclosure of operating segments [line items]
Net interest income	14,375	13,076
Non-interest income	14,037	12,698
Total revenue	28,412	25,774
Provision for credit losses	1,512	1,259
Insurance policyholder benefits, claims and acquisition expense	2,800	1,347
Non-interest expense	12,175	11,634
Net income (loss) before income taxes	11,925	11,534
Income taxes (recoveries)	2,748	2,661
Net income	9,177	8,873
Non-interest expense includes:
Depreciation and amortization	1,176	1,102
Impairment of other intangibles	20	4
Total assets	753,142	680,276
Total assets include:
Additions to premises and equipment and intangibles	1,326	1,196
Total liabilities	669,543	600,619
United States [member]
Disclosure of operating segments [line items]
Net interest income	4,058	3,616
Non-interest income	6,411	6,080
Total revenue	10,469	9,696
Provision for credit losses	282	41
Non-interest expense	7,994	7,322
Net income (loss) before income taxes	2,193	2,333
Income taxes (recoveries)	133	402
Net income	2,060	1,931
Non-interest expense includes:
Depreciation and amortization	486	389
Impairment of other intangibles	54	1
Total assets	399,792	384,921
Total assets include:
Additions to premises and equipment and intangibles	669	503
Total liabilities	399,800	384,816
Other International [member]
Disclosure of operating segments [line items]
Net interest income	1,316	1,260
Non-interest income	5,805	5,846
Total revenue	7,121	7,106
Provision for credit losses	70	7
Insurance policyholder benefits, claims and acquisition expense	1,285	1,329
Non-interest expense	3,970	3,877
Net income (loss) before income taxes	1,796	1,893
Income taxes (recoveries)	162	266
Net income	1,634	1,627
Non-interest expense includes:
Depreciation and amortization	162	155
Impairment of other intangibles	36	1
Total assets	276,001	269,537
Total assets include:
Additions to premises and equipment and intangibles	276	264
Total liabilities	275,967	269,344
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	12,653	11,776
Non-interest income	5,212	5,140
Total revenue	17,865	16,916
Provision for credit losses	1,448	1,273
Non-interest expense	7,768	7,526
Net income (loss) before income taxes	8,649	8,117
Income taxes (recoveries)	2,247	2,089
Net income	6,402	6,028
Non-interest expense includes:
Depreciation and amortization	632	579
Total assets	481,720	453,879
Total assets include:
Additions to premises and equipment and intangibles	408	279
Total liabilities	481,745	453,878
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	2,993	2,602
Non-interest income	9,150	8,324
Total revenue	12,143	10,926
Provision for credit losses	117	(15)
Non-interest expense	8,813	8,070
Net income (loss) before income taxes	3,213	2,871
Income taxes (recoveries)	663	606
Net income	2,550	2,265
Non-interest expense includes:
Depreciation and amortization	593	544
Total assets	106,579	93,063
Total assets include:
Additions to premises and equipment and intangibles	565	431
Total liabilities	106,770	93,162
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	5,710	4,279
Total revenue	5,710	4,279
Insurance policyholder benefits, claims and acquisition expense	4,085	2,676
Non-interest expense	606	602
Net income (loss) before income taxes	1,019	1,001
Income taxes (recoveries)	213	226
Net income	806	775
Non-interest expense includes:
Depreciation and amortization	48	36
Total assets	19,012	16,210
Total assets include:
Additions to premises and equipment and intangibles	44	45
Total liabilities	19,038	16,289
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	(44)	297
Non-interest income	2,389	2,294
Total revenue	2,345	2,591
Provision for credit losses		1
Non-interest expense	1,725	1,617
Net income (loss) before income taxes	620	973
Income taxes (recoveries)	145	232
Net income	475	741
Non-interest expense includes:
Depreciation and amortization	143	124
Impairment of other intangibles	44	1
Total assets	144,406	136,030
Total assets include:
Additions to premises and equipment and intangibles	142	187
Total liabilities	144,378	135,944
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	4,043	3,328
Non-interest income	4,245	5,070
Total revenue	8,288	8,398
Provision for credit losses	299	48
Non-interest expense	5,096	4,960
Net income (loss) before income taxes	2,893	3,390
Income taxes (recoveries)	227	613
Net income	2,666	2,777
Non-interest expense includes:
Depreciation and amortization	408	363
Impairment of other intangibles	2	1
Total assets	634,313	590,950
Total assets include:
Additions to premises and equipment and intangibles	491	442
Total liabilities	634,126	590,582
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	104	(51)
Non-interest income	(453)	(483)
Total revenue	(349)	(534)
Non-interest expense	131	58
Net income (loss) before income taxes	(480)	(592)
Income taxes (recoveries)	(452)	(437)
Net income	(28)	(155)
Non-interest expense includes:
Impairment of other intangibles	64	4
Total assets	42,905	44,602
Total assets include:
Additions to premises and equipment and intangibles	621	579
Total liabilities	$ (40,747)	$ (35,076)